[USAA EAGLE LOGO]

                                 FUND PROFILE


                                USAA VALUE FUND

                                AUGUST 13, 2001


     The Fund is a no-load mutual fund offered by USAA Investment Management Company with an objective of long-term growth of capital. USAA will attempt to achieve this objective by investing the Fund's assets primarily in equity securities of companies that are considered to be undervalued.

     An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     This profile summarizes key information about the Fund that is included in the fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-531-8181.


USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THIS FUND PROFILE.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is long-term growth of capital. We will attempt to achieve this objective by investing the Fund's assets primarily in equity securities of companies that are considered to be undervalued. The Fund's investment objective may be changed by the Board of Directors without shareholder approval.

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are stock market risk and the risk of foreign investing.

  * STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

  * FOREIGN INVESTING RISK involves the possibility that the valueof the Fund's investments in foreign securities will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the Fund emphasizes a "value" style of investing, changes in the financial condition or prospects of specific companies may result in the individual stocks of the companies selected by the Fund to decline in value. This may result in a decline in the value of the Fund as well.

Performance history for this Fund is unavailable because the Fund has not been in existence for one full calendar year.

FEES AND EXPENSES SHAREHOLDER

TRANSACTION  EXPENSES -- DIRECT COSTS

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian, administration and servicing, transfer agency, and legal fees have been estimated for the Fund's first year of operation and are calculated as a percentage of average net assets (ANA).

    MANAGEMENT    DISTRIBUTION       OTHER         TOTAL ANNUAL
       FEES       (12B-1) FEES     EXPENSES     OPERATING EXPENSES
   ----------------------------------------------------------------
       .75%           None           .89%             1.64%*
                                  (estimated)

   * WE HAVE VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.15% OF ITS ANA AND WILL REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT THROUGH NOVEMBER 30, 2001. UP TO AUGUST 3, 2004, WE MAY RECOVER FROM THE FUND AMOUNTS REIMBURSED, SUBJECT TO CERTAIN LIMITATIONS. WITH THIS REIMBURSEMENT, THE FUND'S TOTAL ANNUAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                        REIMBURSEMENT FROM       ACTUAL FUND
      TOTAL ANNUAL        USAA INVESTMENT    OPERATING EXPENSES
   OPERATING EXPENSES   MANAGEMENT COMPANY   AFTER REIMBURSEMENT
  ---------------------------------------------------------------
           1.64%              .49%                 1.15%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming:

   *   5% annual return
   * the Fund's operating expenses (before any applicable reimbursement) remain the same
   *   you redeem all of your shares at the end of the periods shown.

                     1 YEAR             3 YEARS
                    ----------------------------
                      $167               $517

WHO IS THE FUND'S INVESTMENT ADVISER?

USAA Investment Management Company serves as the manager of this Fund. We are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors.

For our services, the Fund pays us an annual fee. This fee is computed at three-fourths of one percent (.75%) of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Fund Index. The base fee for the Fund will be computed and paid at three-fourths of one percent (.75%) of average net assets. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of its Lipper Index, as referenced above, over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period.

A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months. The maximum annualized performance adjustment rate is +/-0.06% of the Fund's average net assets over the performance period. The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


TIMOTHY P. BEYER, CFA, portfolio manager of Equity Investments, has managed the Fund since its inception in August 2001. Mr. Beyer has 11 years' investment management experience and has worked for us for one year. Prior to joining us, he worked for Banc of America Capital Management Inc. from December 1988 to August 2000. He earned the Chartered Financial Analyst designation in 1993 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds a BSBA from East Carolina University.

HOW DO I BUY SHARES?

You may complete the enclosed application and return it to us with your check. If you prefer to open your account by exchange or bank wire, simply call us at 1-800-531-8448 for instructions. The minimum initial investment is $3,000 [$2,000 for IRAs] with additional minimum purchases of $50 per transaction, per account.

HOW DO I SELL SHARES?

You may redeem all or a portion of your Fund shares on the Internet, by written request, in person, telephone, fax, or telegram, on any day the net asset value per share is calculated.

HOW ARE DISTRIBUTIONS MADE?

The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December. Distributions are automatically reinvested in additional shares unless you specify otherwise. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations. Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WHAT SERVICES ARE AVAILABLE?

We provide a wide variety of services including:

   *  Internet access  -  usaa.com
   *  account information and assistance
   *  24-hour automated telephone services through TouchLine(R)
   *  periodic statements and reports
   *  automatic investment plans
   *  free exchanges among USAA Funds

You will find in-depth information about these services in the INVESTOR'S GUIDE, which will be sent to you upon your initial investment with us. The INVESTOR'S GUIDE will help you get the most out of your USAA mutual fund account and assist you in your role as an investor.

Our customer service representatives are available to assist you, call toll free 1-800-531-8448, Monday through Friday from 6 a.m. to 10 p.m. CT, Saturday from 8:30 a.m. to 5 p.m. CT, and Sunday from 11:30 a.m. to 8 p.m. CT.


                [USAA EAGLE LOGO] WE KNOW WHAT IT MEANS TO SERVE.(R)
                ----------------------------------------------------
                 INSURANCE * BANKING * INVESTMENTS * MEMBER SERVICES


                                                          [RECYCLED PAPER LOGO]
38711-0801  (C)2001, USAA. All rights reserved.              Recycled Paper

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MUTUAL FUND APPLICATION-USAA VALUE FUND


FOR:                           SSN:_____________________ DOB:__________________

                               Home Phone:______________ Business Phone:_______

USAA #:
===============================================================================
1. ACCOUNT REGISTRATION.
===============================================================================
___ Individual   ___ Joint (Complete section 1A.)     ___ UGMA/UTMA
                                                     (Complete section 1B)
===============================================================================
1A. JOINT ACCOUNT OWNER
===============================================================================
Name ______________________________________________________________________
       First                   Middle                           Last

SSN _________________ USAA number ______________ Date of birth ________________

Relationship to Account Owner__________________________________________________

Registration will be Joint Tenants with Right of Survivorship unless otherwise specified here:

===============================================================================
1B. UNIFORM GIFT/TRANSFER TO MINOR (UGMA/UTMA)
===============================================================================
Custodian's name ________ SSN ________ USAA number ______ Date of birth ______ Minor's name _____________ SSN _________USAA number ______ Date of birth ______
Minor's state of residence __________ Custodian's relationship to Minor _______

===============================================================================
2. FUNDING YOUR INVESTMENT.
===============================================================================
_____  Initial investment amount (lump sum): $ ____________ Minimum $3,000

Please make check payable to USAA Value Fund
Additional monthly automatic investment amount: $___________ ($50 minimum per account, per
                                                               transaction)

 Attach a voided check or deposit slip from your bank account.
 Indicate the date of the month to execute the transfer: __________________ If a date is not selected, drafts will occur on the 15th of each month.

===============================================================================
3. PROSPECTUSES AND FINANCIAL REPORTS (CHECK ONLY ONE.)
===============================================================================
USAA Investments is able to deliver a single copy of prospectuses and annual/semiannual reports to investors who share the same address, even if the accounts are registered under different names, thereby reducing any duplicate copies to an address. Please indicate your preference below. If no selection is made, you will default to the single copy option.

    _____ Yes, please send a single copy of prospectuses and financial reports for all investors at my address.

    _____ No, I want prospectuses and financial reports addressed to me personally.


===============================================================================
4. CONDITIONS AND AUTHORIZATIONS
===============================================================================
I (we) have full right, power, authority and legal capacity and am (are) of legal age in the state of residence to purchase shares of the Fund. I (we) have received and read the current Fund Profile. I (we) understand that I (we) have the option of purchasing shares of the Fund after reviewing the information in the Profile or after requesting and reviewing the Fund's prospectus (and other information) before making a decision about investing in the Fund. I (we) understand the Fund's investment objective and have determined that the Fund is a suitable investment based on my (our) investment needs and financial situation. I (we) understand that my (our) account will automatically have the telephone/fax/telegram redemption privilege, and the telephone exchange privilege, all of which are set forth in the Fund's current prospectus. I (we) agree to be bound to the terms and conditions of this application and the appropriate prospectus when I (we) make an exchange or an electronic transaction into any of the USAA family of funds that is established now or in the future using the same registration described in this application. I (we) ratify any instructions given pursuant to this application and agree to be bound to its terms and conditions.I (we) agree that State Street Bank & Trust, USAA Investment Management Company (USAA IMCO), USAA Shareholder Account Services, USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., USAA Investment Trust or USAA State Tax-Free Trust will not be liable for any loss, liability, cost or expenses for acting upon such instructions.

If InvesTronic or InveStart is selected, I authorize and direct USAA IMCO to begin, and the financial institution named on the enclosed voided check or deposit slip to accept, electronic deposits (credits) or withdrawals (debits) to my (our) designated account(s) and to begin withdrawals (debits), if necessary, for any deposits made in error. Automated debit or credit entries shall constitute my (our) receipt for the transaction(s). This authority is to remain in full force and effect until USAA IMCO has received written or phone notification from me (us) of its termination at such time and in such manner as to give USAA IMCO reasonable opportunity to act on it.

If you notice an error on your account statement or in the execution of a transaction made on your behalf, please notify USAA IMCO within ten (10) days. If you do not notify USAA IMCO within 10 days of the transmission of the report or statement, we will consider that you are in agreement with the content.

APPLICATION MUST BE SIGNED EXACTLY AS NAME(S) APPEAR ON THIS APPLICATION. (Unsigned applications and applications without a Social Security or Taxpayer Identification Number will be subject to backup withholding. All registrants must sign.)
-------------------------------------------------------------------------------
T.I.N./BACKUP  WITHHOLDING  CERTIFICATION
UNDER PENALTIES OF PERJURY, I CERTIFY THAT: (1) the Social Security Number/Taxpayer Identification Number provided on this application is my correct number and; (2) that I am not subject to backup withholding because:
(a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, (NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, AND YOU HAVE NOT RECEIVED NOTICE FROM THE IRS ADVISING THAT BACKUP WITHHOLDING IS TERMINATED, PLEASE CROSS OUT #2 ABOVE.) and (3) I am a U.S. person (including a U.S. resident alien). I UNDERSTAND THAT THE IRS DOES NOT REQUIRE MY CONSENT TO ANY PROVISIONS OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

===============================================================================
5. PLEASE SIGN AND DATE. THEN MAIL IT TO US IN THE ENCLOSED ENVELOPE.
===============================================================================
I (we) acknowledge receipt and understand the following Non-Deposit Investment Products Disclosure: Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

Signature of Account Owner, Authorized Agent or Custodian  ___________Date_____

Citizenship: O U.S.   O Resident Alien   O Non-Resident Alien
Specify Country: ________________________________

Signature of Joint Account Owner  ____________________________________Date______

Citizenship: O U.S.   O Resident Alien   O Non-Resident Alien
Specify Country:_________________________________

===============================================================================
                                                                     38849-0801


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